Share-Based Payments - Additional Information (Detail) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 644	$ 570	$ 448
Percentage of discount on market price of share for share based payments	20.00%
Share-based compensation number of shares issued | shares	1,984.0	1,984.0	1,981.0
AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lock up Period for first half of bonus shares	3 years
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	1.6	1.7
Share-based compensation grant date fair value	$ 94	$ 102
Restricted Stock Units [member] | Budweiser APAC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value		$ 50
Number of other equity instruments granted in share-based payment arrangement	30,800,000	29,800,000
Restricted Stock Units [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period first half	3 years
Restricted Stock Units [member] | Bottom of range [member] | Budweiser APAC [Member] | Performance Test [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting term	3 years
Restricted Stock Units [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period first half	5 years
Restricted Stock Units [member] | Top of range [member] | Budweiser APAC [Member] | Performance Test [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting term	5 years
Restricted Stock Units [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted | shares	0.1	0.1
Fair value of stock options granted	$ 4	$ 4
Discretionary Restricted Stock Units Plan [Member] | Budweiser APAC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares	0.0	0.0
New Restricted Stock Units Plan [Member] | Budweiser APAC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 30
People bet plan [member] | Budweiser APAC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 0	$ 0